Indebtedness (Details) $ in Thousands, $ in Millions					3 Months Ended			6 Months Ended
	Sep. 13, 2024 CAD ($)	Apr. 27, 2021 USD ($)	Dec. 06, 2019 CAD ($)	Oct. 11, 2019 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 06, 2019 USD ($)
Indebtedness [Line Items]
Senior unsecured notes issued (in Dollars)					$ 3,794,167			$ 3,794,167				$ 3,493,607
Loan interest rate					5.00%			5.00%
Repurchased principal amount (in Dollars)	$ 2,140,000
Open market purchases	$ 400,000
Interest expense on borrowings					65,802	57,453		$ 127,270		113,905
Warrants and rights outstanding terms								10 years	10 years
Government of Quebec [Member]
Indebtedness [Line Items]
Payments for debt issue costs					15,700			$ 36,200
Interest expense on borrowings								54,400
Government of Canada [Member]
Indebtedness [Line Items]
Payments for debt issue costs					84,300			193,800
Senior Secured Credit Facilities [Member]
Indebtedness [Line Items]
Revolving credit facility (in Dollars)			$ 200,000
Term Loan B — U.S. Facility [Member]
Indebtedness [Line Items]
Credit exposure (in Dollars)															$ 1,908.5
Telesat Lightspeed Financing Warrants [Member]
Indebtedness [Line Items]
Loan interest rate														11.87%
Telesat Lightspeed Financing [Member]
Indebtedness [Line Items]
Loan interest rate													11.87%
2027 Senior Unsecured Notes [Member]
Indebtedness [Line Items]
Repurchased principal amount (in Dollars)						11,400	$ 8.2			11,400	$ 8.2
Debt Exchange						4,500	$ 3.3	4,500	$ 3.3
2027 Senior Unsecured Notes [Member] | 6.5% Senior Notes [Member]
Indebtedness [Line Items]
Borrowings maturity date, description				October 2027
2027 Senior Unsecured Notes [Member] | Private Placements [Member]
Indebtedness [Line Items]
Senior unsecured notes issued (in Dollars)				$ 550.0
Loan interest rate				6.50%
2026 Senior Secured Notes [Member]
Indebtedness [Line Items]
Repurchased principal amount (in Dollars)		$ 500.0
Repurchase of Principal Amount		5.625%
2027 Senior Secured Notes [Member]
Indebtedness [Line Items]
Borrowings maturity date, description			June 2027
Repurchased principal amount (in Dollars)
2027 Senior Secured Notes [Member] | Private Placements [Member]
Indebtedness [Line Items]
Senior unsecured notes issued (in Dollars)															$ 400.0
Loan interest rate			4.875%												4.875%